VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 1.4%
27,300	(1)	Bandwidth, Inc.	$324,870	0.1
8,000	(1)	Bumble, Inc.	171,920	0.0
23,200	(1)	Cars.com, Inc.	266,800	0.1
23,900	(1)	Cinemark Holdings, Inc.	289,429	0.1
11,400	(1)	EchoStar Corp.	187,758	0.0
19,300		Gray Television, Inc.	276,376	0.1
23,200	(1)	IDT Corp.	576,056	0.1
11,700	(1)	Imax Corp.	165,204	0.0
25,133	(1)	Liberty Latin America Ltd.	154,568	0.0
27,600	(1)	Liberty Latin America Ltd. - Class A	170,844	0.0
53,000	(1)	Lions Gate Entertainment Corp. - Class A	393,790	0.1
41,400	(1)	Ooma, Inc.	509,220	0.1
7,900		Shutterstock, Inc.	396,343	0.1
14,700		Sinclair Broadcast Group, Inc.	265,923	0.1
15,600	(1)	Thryv Holdings, Inc.	356,148	0.1
19,800	(1)	Yelp, Inc.	671,418	0.2
9,300	(1)	Ziff Davis, Inc.	636,864	0.2
			5,813,531	1.4

		Consumer Discretionary: 9.3%
4,250		Aaron's Co., Inc./The	41,310	0.0
14,900		Academy Sports & Outdoors, Inc.	628,482	0.1
54,602		Acushnet Holdings Corp.	2,374,641	0.6
46,700	(1)	American Axle & Manufacturing Holdings, Inc.	318,961	0.1
29,700		Bloomin Brands, Inc.	544,401	0.1
8,500		Bluegreen Vacations Holding Corp.	140,420	0.0
4,200		Boyd Gaming Corp.	200,130	0.0
37,479	(1)	Bright Horizons Family Solutions, Inc.	2,160,664	0.5
2,000	(1)	Brinker International, Inc.	49,960	0.0
42,328		Brunswick Corp.	2,770,368	0.7
23,799		Carter's, Inc.	1,559,548	0.4
78,400	(1)	Chegg, Inc.	1,651,888	0.4
14,200	(1)	CROCS, Inc.	974,972	0.2
6,200	(1)	Deckers Outdoor Corp.	1,938,182	0.5
3,500	(2)	Dillards, Inc.	954,660	0.2
5,700		Dine Brands Global, Inc.	362,292	0.1
33,700	(1)	Everi Holdings, Inc.	546,614	0.1
2,400	(1)	Genesco, Inc.	94,368	0.0
3,600	(1)	G-III Apparel Group Ltd.	53,820	0.0
35,849	(1)	Goodyear Tire & Rubber Co.	361,716	0.1
2,100	(1)	Helen of Troy Ltd.	202,524	0.1
9,500		Hibbett, Inc.	473,195	0.1
14,700	(1)	Hilton Grand Vacations, Inc.	483,483	0.1
9,000		Kontoor Brands, Inc.	302,490	0.1
20,109		LCI Industries	2,040,259	0.5
98,094	(1),(2)	Leslie's, Inc.	1,442,963	0.3
23,300		Lifetime Brands, Inc.	157,741	0.0
5,600		Marriott Vacations Worldwide Corp.	682,416	0.2
3,400	(1)	Meritage Homes Corp.	238,918	0.1
20,540	(1)	Monarch Casino & Resort, Inc.	1,153,116	0.3
41,228	(1)	National Vision Holdings, Inc.	1,346,094	0.3
3,896	(1)	ODP Corp./The	136,944	0.0
2,800	(1)	Overstock.com, Inc.	68,180	0.0
5,750		Patrick Industries, Inc.	252,080	0.1
37,810	(1)	Planet Fitness, Inc.	2,180,125	0.5
10,500	(1),(2)	PLBY Group, Inc.	42,315	0.0
2,400		RCI Hospitality Holdings, Inc.	156,816	0.0
32,400		Rent-A-Center, Inc.	567,324	0.1
31,200	(1)	SeaWorld Entertainment, Inc.	1,419,912	0.3
15,400		Signet Jewelers Ltd.	880,726	0.2
18,700	(1)	Sonos, Inc.	259,930	0.1
32,100	(1)	Taylor Morrison Home Corp.	748,572	0.2
23,097		Thor Industries, Inc.	1,616,328	0.4
37,800	(1)	Tri Pointe Homes, Inc.	571,158	0.1
7,600	(1)	Tupperware Brands Corp.	49,780	0.0
139,891		Wendy's Company	2,614,563	0.6
8,400	(1)	WW International, Inc.	33,012	0.0
28,491	(1),(2)	Xometry, Inc.	1,618,004	0.4
11,000	(1)	Zumiez, Inc.	236,830	0.1
			39,703,195	9.3

		Consumer Staples: 5.3%
15,000		Andersons, Inc.	465,450	0.1
61,717	(1)	BJ's Wholesale Club Holdings, Inc.	4,493,615	1.1
11,515		Casey's General Stores, Inc.	2,332,018	0.5
32,300	(1)	Central Garden & Pet Co. - Class A - CENTA	1,103,368	0.3
600		Coca-Cola Consolidated, Inc.	247,038	0.1
14,300	(1)	Darling Ingredients, Inc.	945,945	0.2
23,600		Edgewell Personal Care Co.	882,640	0.2
20,700	(1)	elf Beauty, Inc.	778,734	0.2
3,831	(1)	Freshpet, Inc.	191,895	0.0
57,900	(1)	Herbalife Nutrition Ltd.	1,151,631	0.3
7,700		Medifast, Inc.	834,372	0.2
65,333	(1)	Performance Food Group Co.	2,806,052	0.7
213,581		Primo Water Corp.	2,680,441	0.6
35,200		SpartanNash Co.	1,021,504	0.2
22,200	(1)	Sprouts Farmers Market, Inc.	616,050	0.1
138,849		Utz Brands, Inc.	2,096,620	0.5
			22,647,373	5.3

		Energy: 2.6%
900	(1)	Antero Resources Corp.	27,477	0.0
4,750	(2)	Arch Resources, Inc.	563,350	0.1
7,275		Berry Corp.	54,562	0.0
33,800		ChampionX Corp.	661,466	0.2
3,000		Chord Energy Corp.	410,310	0.1
11,700	(1)	CNX Resources Corp.	181,701	0.0
3,400		CONSOL Energy, Inc.	218,688	0.0
10,300		CVR Energy, Inc.	298,494	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
5,920		Delek US Holdings, Inc.	$160,669	0.0
11,300	(1)	Green Plains, Inc.	328,491	0.1
27,300		Magnolia Oil & Gas Corp.	540,813	0.1
22,200		Matador Resources Co.	1,086,024	0.3
10,600		Murphy Oil Corp.	372,802	0.1
11,400	(1)	National Energy Services Reunited Corp.	67,716	0.0
75,000	(1)	NexTier Oilfield Solutions, Inc.	555,000	0.1
32,955		Ovintiv, Inc.	1,515,930	0.4
26,800		Patterson-UTI Energy, Inc.	313,024	0.1
11,800	(1)	PBF Energy, Inc.	414,888	0.1
17,000		PDC Energy, Inc.	982,430	0.2
10,000	(1),(2)	Peabody Energy Corp.	248,200	0.1
5,200	(1)	REX American Resources Corp.	145,184	0.0
58,800	(1)	Select Energy Services, Inc.	409,836	0.1
17,800		SM Energy Co.	669,458	0.2
25,300		Solaris Oilfield Infrastructure, Inc.	236,808	0.1
101,050	(1)	Southwestern Energy Co.	618,426	0.1
			11,081,747	2.6

		Financials: 17.7%
9,200		Amalgamated Financial Corp.	207,460	0.1
1,000		American Equity Investment Life Holding Co.	37,290	0.0
5,682		Ameris Bancorp.	254,042	0.1
14,400		Arbor Realty Trust, Inc.	165,600	0.0
44,700		Ares Commercial Real Estate Corp.	467,115	0.1
69,124	(1)	AssetMark Financial Holdings, Inc.	1,264,278	0.3
4,200		Associated Banc-Corp.	84,336	0.0
4,100		Atlantic Union Bankshares Corp.	124,558	0.0
8,300	(1)	Axos Financial, Inc.	284,109	0.1
5,200		Banc of California, Inc.	83,044	0.0
6,800	(1)	Bancorp, Inc.	149,464	0.0
23,900		Bank of NT Butterfield & Son Ltd.	775,794	0.2
65,122		BankUnited, Inc.	2,225,219	0.5
34,900		Blackstone Mortgage Trust, Inc.	814,566	0.2
22,800	(1)	Blucora, Inc.	440,952	0.1
8,800		Business First Bancshares, Inc.	189,464	0.0
3,700		Byline Bancorp, Inc.	74,925	0.0
18,300		Cadence Bank	465,003	0.1
2,100		Capital Bancorp, Inc.	48,510	0.0
9,300		Capital City Bank Group, Inc.	289,323	0.1
21,100		Capstar Financial Holdings, Inc.	390,983	0.1
7,000		Cathay General Bancorp.	269,220	0.1
2,700		Central Pacific Financial Corp.	55,863	0.0
4,200	(1)	Coastal Financial Corp./WA	166,908	0.0
25,199		Commerce Bancshares, Inc.	1,667,166	0.4
3,400		Community Bank System, Inc.	204,272	0.1
1,047		Community Trust Bancorp, Inc.	42,456	0.0
39,800		ConnectOne Bancorp, Inc.	917,788	0.2
15,400		Cowen, Inc.	595,056	0.1
17,214		Cullen/Frost Bankers, Inc.	2,276,035	0.5
12,400	(1)	Customers Bancorp, Inc.	365,552	0.1
35,800		CVB Financial Corp.	906,456	0.2
3,000		Dime Community Bancshares, Inc.	87,840	0.0
29,000	(1)	Donnelley Financial Solutions, Inc.	1,072,130	0.3
41,800		Dynex Capital, Inc.	486,970	0.1
6,100		Ellington Financial, Inc.	69,357	0.0
2,600		Employers Holdings, Inc.	89,674	0.0
15,800	(1)	Encore Capital Group, Inc.	718,584	0.2
3,092		Enterprise Financial Services Corp.	136,172	0.0
28,000		Essent Group Ltd.	976,360	0.2
23,718		Evercore, Inc.	1,950,805	0.5
3,000		FB Financial Corp.	114,630	0.0
9,100		Financial Institutions, Inc.	219,037	0.1
68,900		First BanCorp. Puerto Rico	942,552	0.2
2,300		First Bancshares, Inc./The	68,701	0.0
2,700		First Bank/Hamilton NJ	36,909	0.0
117		First Citizens BancShares, Inc.	93,299	0.0
16,100		First Commonwealth Financial Corp.	206,724	0.1
95,933		First Financial Bancorp.	2,022,268	0.5
5,000		First Financial Bankshares, Inc.	209,150	0.1
4,200		First Financial Corp.	189,798	0.1
9,600		First Foundation, Inc.	174,144	0.0
79,894		First Hawaiian, Inc.	1,967,789	0.5
37,240		First Horizon Corp.	852,796	0.2
4,100		First Internet Bancorp	138,826	0.0
40,055		First Interstate Bancsystem, Inc.	1,616,219	0.4
5,400		First Merchants Corp.	208,872	0.1
900	(1)	First Western Financial, Inc.	22,185	0.0
38,200		FNB Corp.	443,120	0.1
82,575	(1)	Focus Financial Partners, Inc.	2,601,938	0.6
4,200		Glacier Bancorp., Inc.	206,346	0.1
1,000		Great Southern Bancorp., Inc.	57,070	0.0
13,900		Hancock Whitney Corp.	636,759	0.2
7,650		Hanmi Financial Corp.	181,152	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,600	(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$47,888	0.0
9,400		HBT Financial, Inc.	170,610	0.0
3,700		Heartland Financial USA, Inc.	160,432	0.0
20,316		Heritage Commerce Corp.	230,383	0.1
15,800		Home Bancshares, Inc./Conway AR	355,658	0.1
16,600		Kearny Financial Corp./MD	176,292	0.0
11,275		Kinsale Capital Group, Inc.	2,879,860	0.7
47,200		KKR Real Estate Finance Trust, Inc.	767,000	0.2
32,400		Ladder Capital Corp.	290,304	0.1
6,600		Lakeland Bancorp, Inc.	105,666	0.0
6,300		Luther Burbank Corp.	73,206	0.0
4,556		Merchants Bancorp/IN	105,107	0.0
27,500		MGIC Investment Corp.	352,550	0.1
1,900		Mid Penn Bancorp, Inc.	54,587	0.0
1,700		MidWestOne Financial Group, Inc.	46,393	0.0
57,284		Moelis & Co.	1,936,772	0.5
11,318		Morningstar, Inc.	2,403,038	0.6
4,250	(1)	Mr Cooper Group, Inc.	172,125	0.0
800		MVB Financial Corp.	22,264	0.0
2,600		National Bank Holdings Corp.	96,174	0.0
21,300	(1)	NMI Holdings, Inc.	433,881	0.1
60,000		OceanFirst Financial Corp.	1,118,400	0.3
22,000		OFG Bancorp	552,860	0.1
50,300		Old National Bancorp.	828,441	0.2
34,200		Old Second Bancorp, Inc.	446,310	0.1
5,050		Origin Bancorp, Inc.	194,273	0.1
12,725		PacWest Bancorp	287,585	0.1
10,200		Peapack-Gladstone Financial Corp.	343,230	0.1
3,000		Peoples Bancorp., Inc.	86,790	0.0
10,400		PJT Partners, Inc.	694,928	0.2
25,300		Popular, Inc.	1,823,118	0.4
10,000		Provident Bancorp, Inc.	143,100	0.0
5,400		QCR Holdings, Inc.	275,076	0.1
73,100		Radian Group, Inc.	1,410,099	0.3
14,100		Ready Capital Corp.	142,974	0.0
10,300		Redwood Trust, Inc.	59,122	0.0
1,200		Republic Bancorp., Inc.	45,960	0.0
33,828		RLI Corp.	3,463,311	0.8
25,514		ServisFirst Bancshares, Inc.	2,041,120	0.5
1,800		Sierra Bancorp.	35,550	0.0
14,983		Signature Bank	2,262,433	0.5
1,700	(1)	Silvergate Capital Corp.	128,095	0.0
10,700		SmartFinancial, Inc.	264,397	0.1
1,100		South Plains Financial, Inc.	30,316	0.0
3,000		Southside Bancshares, Inc.	106,080	0.0
11,850		SouthState Corp.	937,572	0.2
93,929		StepStone Group, Inc.	2,302,200	0.5
7,750		Stifel Financial Corp.	402,303	0.1
6,000		TPG RE Finance Trust, Inc.	42,000	0.0
8,300		Trico Bancshares	370,595	0.1
7,500		United Community Banks, Inc./GA	248,250	0.1
4,600		Valley National Bancorp	49,680	0.0
16,800		Veritex Holdings, Inc.	446,712	0.1
12,200		Victory Capital Holdings, Inc.	284,382	0.1
775		Virtus Investment Partners, Inc.	123,628	0.0
1,800		Walker & Dunlop, Inc.	150,714	0.0
6,500		Washington Federal, Inc.	194,870	0.1
2,908		Webster Financial Corp.	131,442	0.0
48,760		Western Alliance Bancorp.	3,205,482	0.8
42,765		Wintrust Financial Corp.	3,487,486	0.8
8,700		Zions Bancorp NA	442,482	0.1
			75,584,539	17.7

		Health Care: 15.4%
42,106	(1)	2seventy bio, Inc.	612,642	0.1
40,300	(1)	Aclaris Therapeutics, Inc.	634,322	0.1
75,100	(1)	AdaptHealth Corp.	1,410,378	0.3
5,000	(1)	Adaptive Biotechnologies Corp.	35,600	0.0
132,728	(1)	Agiliti, Inc.	1,899,338	0.4
14,000	(1)	Alector, Inc.	132,440	0.0
13,500	(1)	Allogene Therapeutics, Inc.	145,800	0.0
39,100	(1)	Allscripts Healthcare Solutions, Inc.	595,493	0.1
81,500	(1)	Alphatec Holdings, Inc.	712,310	0.2
128,100	(1)	Amicus Therapeutics, Inc.	1,337,364	0.3
36,200	(1)	AnaptysBio, Inc.	923,462	0.2
14,800	(1)	Arrowhead Pharmaceuticals, Inc.	489,140	0.1
15,800	(1)	Arvinas, Inc.	702,942	0.2
3,000	(1)	Atara Biotherapeutics, Inc.	11,340	0.0
27,193	(1)	Axonics, Inc.	1,915,475	0.4
25,000	(1)	Axsome Therapeutics, Inc.	1,115,500	0.3
31,188		Azenta, Inc.	1,336,718	0.3
9,400	(1)	Beam Therapeutics, Inc.	447,816	0.1
2,700	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	408,159	0.1
1,320	(1),(2)	Bluebird Bio, Inc.	8,355	0.0
6,100	(1)	Blueprint Medicines Corp.	401,929	0.1
7,500	(1)	Bridgebio Pharma, Inc.	74,550	0.0
7,800	(1)	Cara Therapeutics, Inc.	73,008	0.0
20,100	(1)	CareDx, Inc.	342,102	0.1
58,600	(1)	Catalyst Pharmaceuticals, Inc.	751,838	0.2
93,392	(1)	Certara, Inc.	1,240,246	0.3
6,017		Chemed Corp.	2,626,781	0.6
17,960	(1)	Chinook Therapeutics, Inc.	353,094	0.1
18,200	(1)	Coherus Biosciences, Inc.	174,902	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
39,951	(1)	CTI BioPharma Corp.	$232,515	0.1
9,485	(1),(2)	Cutera, Inc.	432,516	0.1
24,326	(1)	Decibel Therapeutics, Inc.	84,168	0.0
79,341	(1)	Definitive Healthcare Corp.	1,232,959	0.3
13,600	(1)	Enanta Pharmaceuticals, Inc.	705,432	0.2
62,822		Encompass Health Corp.	2,841,439	0.7
66,747	(1)	Envista Holdings Corp.	2,189,969	0.5
34,900	(1)	Fate Therapeutics, Inc.	782,109	0.2
9,200	(1),(2)	Fulgent Genetics, Inc.	350,704	0.1
30,601	(1)	Health Catalyst, Inc.	296,830	0.1
60,967	(1)	HealthEquity, Inc.	4,095,153	1.0
3,600	(1)	Heska Corp.	262,512	0.1
16,901	(1)	ICU Medical, Inc.	2,545,291	0.6
2,200	(1)	Inogen, Inc.	53,416	0.0
6,350	(1)	Inspire Medical Systems, Inc.	1,126,299	0.3
11,800	(1)	Intellia Therapeutics, Inc.	660,328	0.2
55,700	(1)	Invivyd, Inc.	174,341	0.0
6,100	(1)	iRhythm Technologies, Inc.	764,208	0.2
7,146	(1)	Joint Corp./The	112,264	0.0
11,600	(1)	Jounce Therapeutics, Inc.	27,144	0.0
19,400	(1)	Kronos Bio, Inc.	64,990	0.0
48,900	(1)	Kura Oncology, Inc.	667,974	0.2
18,300	(1)	Kymera Therapeutics, Inc.	398,391	0.1
1,600	(1)	LHC Group, Inc.	261,856	0.1
9,600	(1)	MeiraGTx Holdings plc	80,736	0.0
5,900	(1)	ModivCare, Inc.	588,112	0.1
5,324	(1)	Myriad Genetics, Inc.	101,582	0.0
6,600	(1)	Natera, Inc.	289,212	0.1
4,300		National Healthcare Corp.	272,362	0.1
73,365	(1)	Neogen Corp.	1,024,909	0.2
65,400	(1)	NextGen Healthcare, Inc.	1,157,580	0.3
18,700	(1)	NGM Biopharmaceuticals, Inc.	244,596	0.1
17,000	(1)	NuVasive, Inc.	744,770	0.2
6,600	(1)	Omnicell, Inc.	574,398	0.1
38,000	(1)	Option Care Health, Inc.	1,195,860	0.3
22,700	(1)	Orthofix Medical, Inc.	433,797	0.1
4,500	(1)	Outset Medical, Inc.	71,685	0.0
4,900		Phibro Animal Health Corp.	65,121	0.0
37,400	(1),(2)	PMV Pharmaceuticals, Inc.	445,060	0.1
66,619	(1)	Progyny, Inc.	2,468,900	0.6
3,600	(1)	Prothena Corp. PLC	218,268	0.1
10,500	(1)	PTC Therapeutics, Inc.	527,100	0.1
8,500	(1)	Quanterix Corp.	93,670	0.0
28,070	(1)	QuidelOrtho Corp.	2,006,444	0.5
44,800	(1)	Relay Therapeutics, Inc.	1,002,176	0.2
63,300	(1)	Revance Therapeutics, Inc.	1,709,100	0.4
32,200	(1)	REVOLUTION Medicines, Inc.	634,984	0.1
6,000	(1)	Sage Therapeutics, Inc.	234,960	0.1
5,800	(1)	Sarepta Therapeutics, Inc.	641,132	0.1
14,500	(1)	Schrodinger, Inc./United States	362,210	0.1
4,250	(1)	Shockwave Medical, Inc.	1,181,797	0.3
17,700	(1)	SI-BONE, Inc.	309,042	0.1
9,600	(1)	SpringWorks Therapeutics, Inc.	273,888	0.1
3,500	(1)	Sutro Biopharma, Inc.	19,425	0.0
36,900	(1)	Syndax Pharmaceuticals, Inc.	886,707	0.2
47,711	(1)	Syneos Health, Inc.	2,249,574	0.5
40,700	(1)	Travere Therapeutics, Inc.	1,002,848	0.2
9,000	(1)	Vericel Corp.	208,800	0.0
49,800	(1)	Xencor, Inc.	1,293,804	0.3
1,300	(1)	Y-mAbs Therapeutics, Inc.	18,746	0.0
			65,909,207	15.4

		Industrials: 21.4%
45,300		ABM Industries, Inc.	1,731,819	0.4
34,650		ACCO Brands Corp.	169,785	0.0
45,945	(1)	Alaska Air Group, Inc.	1,798,747	0.4
52,767		Altra Industrial Motion Corp.	1,774,027	0.4
5,400		Apogee Enterprises, Inc.	206,388	0.0
26,758		Applied Industrial Technologies, Inc.	2,750,187	0.6
14,600		ArcBest Corp.	1,061,858	0.2
28,000		Argan, Inc.	900,760	0.2
15,100	(1)	Atkore, Inc.	1,174,931	0.3
7,000	(1)	Atlas Air Worldwide Holdings, Inc.	668,990	0.2
9,800		AZZ, Inc.	357,798	0.1
18,200		Barrett Business Services, Inc.	1,419,600	0.3
6,100	(1)	Beacon Roofing Supply, Inc.	333,792	0.1
18,450	(1)	Bloom Energy Corp.	368,815	0.1
5,700	(1)	BlueLinx Holdings, Inc.	353,970	0.1
5,900		Boise Cascade Co.	350,814	0.1
50,671		Brady Corp.	2,114,501	0.5
4,800		Brink's Co.	232,512	0.1
8,418	(1)	Builders FirstSource, Inc.	495,989	0.1
34,689	(1)	Casella Waste Systems, Inc.	2,649,893	0.6
15,400		Columbus McKinnon Corp.	402,864	0.1
12,700		Comfort Systems USA, Inc.	1,236,091	0.3
40,503		Douglas Dynamics, Inc.	1,134,894	0.3
93,396	(1)	Driven Brands Holdings, Inc.	2,613,220	0.6
10,800		EMCOR Group, Inc.	1,247,184	0.3
13,800		Encore Wire Corp.	1,594,452	0.4
125,621	(1)	First Advantage Corp.	1,611,717	0.4
2,700		Forward Air Corp.	243,702	0.1
125,115	(1)	Gates Industrial Corp. PLC	1,221,122	0.3
2,100		GATX Corp.	178,815	0.0
49,100	(1),(2)	Geo Group, Inc./The	378,070	0.1
31,600	(1)	GMS, Inc.	1,264,316	0.3

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
18,300	(1)	Great Lakes Dredge & Dock Corp.	$138,714	0.0
145,436	(1)	Hayward Holdings, Inc.	1,290,017	0.3
11,700		Heidrick & Struggles International, Inc.	304,083	0.1
6,000		Herc Holdings, Inc.	623,280	0.1
227,678	(1)	Hillman Solutions Corp.	1,716,692	0.4
7,800		HNI Corp.	206,778	0.0
16,400	(1)	HUB Group, Inc.	1,131,272	0.3
80,023	(1)	IAA, Inc.	2,548,733	0.6
23,900		KBR, Inc.	1,032,958	0.2
48,800		Kelly Services, Inc.	663,192	0.2
9,100		Kforce, Inc.	533,715	0.1
42,882		Knight-Swift Transportation Holdings, Inc.	2,098,216	0.5
23,300		Korn Ferry	1,093,935	0.3
17,846		Landstar System, Inc.	2,576,427	0.6
25,140		Lincoln Electric Holdings, Inc.	3,160,601	0.7
64,496	(1)	Lyft, Inc.	849,412	0.2
11,500	(1)	Mastec, Inc.	730,250	0.2
12,100		Maxar Technologies, Inc.	226,512	0.1
41,292		MillerKnoll, Inc.	644,155	0.1
2,100		Moog, Inc.	147,735	0.0
49,900	(1)	MRC Global, Inc.	358,781	0.1
30,283		MSA Safety, Inc.	3,309,326	0.8
10,800		Mueller Industries, Inc.	641,952	0.1
111,300	(1)	NOW, Inc.	1,118,565	0.3
18,500		Primoris Services Corp.	300,625	0.1
39,300	(1)	Radiant Logistics, Inc.	223,617	0.1
13,401	(1)	RBC Bearings, Inc.	2,784,862	0.7
6,900	(1)	Resideo Technologies, Inc.	131,514	0.0
35,331		Ritchie Bros Auctioneers, Inc.	2,207,481	0.5
39,200		Rush Enterprises, Inc. - Class A	1,719,312	0.4
25,742		Simpson Manufacturing Co., Inc.	2,018,173	0.5
12,800	(1)	SP Plus Corp.	400,896	0.1
52,845	(1)	Stericycle, Inc.	2,225,303	0.5
10,200	(1)	Sterling Infrastructure, Inc.	218,994	0.1
20,900		Terex Corp.	621,566	0.1
4,300	(1)	Titan Machinery, Inc.	121,518	0.0
39,141		Toro Co.	3,384,914	0.8
7,100	(1)	TriNet Group, Inc.	505,662	0.1
13,700		UFP Industries, Inc.	988,592	0.2
11,466		Unifirst Corp.	1,928,925	0.4
19,100	(1)	V2X, Inc.	676,140	0.2
8,400	(1)	Veritiv Corp.	821,268	0.2
5,900		Wabash National Corp.	91,804	0.0
12,800		Watts Water Technologies, Inc.	1,609,344	0.4
11,200	(1)	Wesco International, Inc.	1,337,056	0.3
106,160	(1)	WillScot Mobile Mini Holdings Corp.	4,281,433	1.0
19,231		Woodward, Inc.	1,543,480	0.4
			91,329,403	21.4

		Information Technology: 13.1%
97,543	(1)	Allegro MicroSystems, Inc.	2,131,315	0.5
19,400	(1)	Alpha & Omega Co.	596,744	0.1
2,700	(1)	Ambarella, Inc.	151,686	0.0
32,700		Amkor Technology, Inc.	557,535	0.1
17,000	(1),(2)	Asana, Inc.	377,910	0.1
37,700	(1),(2)	Avaya Holdings Corp.	59,943	0.0
14,800	(1)	Avid Technology, Inc.	344,248	0.1
23,300		Badger Meter, Inc.	2,152,687	0.5
39,600		Benchmark Electronics, Inc.	981,288	0.2
3,100	(1)	Blackline, Inc.	185,690	0.0
19,100	(1)	Box, Inc.	465,849	0.1
14,646	(1)	Calix, Inc.	895,456	0.2
3,800	(1)	Cerence, Inc.	59,850	0.0
100,809	(1),(2)	Clearwater Analytics Holdings, Inc.	1,692,583	0.4
261,553	(1)	CommScope Holding Co., Inc.	2,408,903	0.6
22,300	(1)	Commvault Systems, Inc.	1,182,792	0.3
2,966	(1)	Consensus Cloud Solutions, Inc.	140,292	0.0
28,900		CSG Systems International, Inc.	1,528,232	0.4
9,200	(1)	Digital Turbine, Inc.	132,572	0.0
20,453	(1),(2)	DigitalOcean Holdings, Inc.	739,785	0.2
4,100	(1)	Diodes, Inc.	266,131	0.1
19,625	(1)	Duck Creek Technologies, Inc.	232,556	0.1
129,100	(1)	eGain Corp.	948,885	0.2
35,002	(1)	Envestnet, Inc.	1,554,089	0.4
31,100	(1)	EverCommerce, Inc.	339,923	0.1
58,336	(1)	Extreme Networks, Inc.	762,452	0.2
3,000	(1)	Fabrinet	286,350	0.1
26,932	(1)	Guidewire Software, Inc.	1,658,473	0.4
149,300		Information Services Group, Inc.	710,668	0.2
46,350	(1)	International Money Express, Inc.	1,056,316	0.2
17,633	(1)	LiveRamp Holdings, Inc.	320,215	0.1
35,930	(1)	MACOM Technology Solutions Holdings, Inc.	1,860,815	0.4
14,300	(1),(2)	Marathon Digital Holdings, Inc.	153,153	0.0
7,900	(1)	MaxLinear, Inc.	257,698	0.1
375	(1),(2)	MicroStrategy, Inc.	79,597	0.0
44,759	(1),(2)	nCino, Inc.	1,526,729	0.4
84,435	(1)	nLight, Inc.	797,911	0.2
21,041	(1)	Novanta, Inc.	2,433,392	0.6
7,600	(1)	OSI Systems, Inc.	547,656	0.1
13,000	(1)	PagerDuty, Inc.	299,910	0.1
74,919	(1),(2)	Paycor HCM, Inc.	2,214,606	0.5
7,500	(1)	PDF Solutions, Inc.	183,975	0.0
6,300	(1)	Perficient, Inc.	409,626	0.1
51,257		Power Integrations, Inc.	3,296,850	0.8
54,137	(1)	Q2 Holdings, Inc.	1,743,211	0.4
7,200	(1)	Qualys, Inc.	1,003,608	0.2
6,000	(1)	Rambus, Inc.	152,520	0.0
31,700	(1),(2)	Riot Blockchain, Inc.	222,217	0.1
8,400	(1)	Scansource, Inc.	221,844	0.0
7,900	(1)	Semtech Corp.	232,339	0.1
21,200	(1)	Silicon Laboratories, Inc.	2,616,928	0.6
31,200	(1)	SMART Global Holdings, Inc.	495,144	0.1
4,600	(1)	Sprout Social, Inc.	279,128	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
800	(1)	SPS Commerce, Inc.	$99,384	0.0
22,100	(1)	Super Micro Computer, Inc.	1,217,047	0.3
700	(1)	Synaptics, Inc.	69,307	0.0
4,400	(1)	Tenable Holdings, Inc.	153,120	0.0
15,300		TTEC Holdings, Inc.	677,943	0.2
84,300	(1)	TTM Technologies, Inc.	1,111,074	0.3
11,400	(1)	Ultra Clean Holdings, Inc.	293,550	0.1
26,300	(1)	Unisys Corp.	198,565	0.0
52,000	(1)	Verint Systems, Inc.	1,746,160	0.4
20,205	(1)	WEX, Inc.	2,564,823	0.6
12,750	(1)	Workiva, Inc.	991,950	0.2
33,900		Xperi Holding Corp.	479,346	0.1
58,100	(1)	Zuora, Inc.	428,778	0.1
			55,981,322	13.1

		Materials: 3.6%
12,400		AdvanSix, Inc.	398,040	0.1
1,800		Alpha Metallurgical Resources, Inc.	246,312	0.1
35,287		Aptargroup, Inc.	3,353,324	0.8
18,550	(1)	Arconic Corp.	316,092	0.1
4,400	(1)	ATI, Inc.	117,084	0.0
13,900		Avient Corp.	421,170	0.1
12,200		Cabot Corp.	779,458	0.2
26,300	(1)	Coeur Mining, Inc.	89,946	0.0
26,600		Commercial Metals Co.	943,768	0.2
31,000	(1)	Constellium SE	314,340	0.1
136,600	(1)	Diversey Holdings Ltd.	663,876	0.2
8,300	(1)	Ecovyst, Inc.	70,052	0.0
3,500		Greif, Inc. - Class A	208,495	0.0
8,491		HB Fuller Co.	510,309	0.1
8,400	(1)	Ingevity Corp.	509,292	0.1
4,200		Louisiana-Pacific Corp.	214,998	0.0
3,300		Minerals Technologies, Inc.	163,053	0.0
17,200	(1)	O-I Glass, Inc.	222,740	0.0
2,100		Olympic Steel, Inc.	47,901	0.0
27,100		Orion Engineered Carbons SA	361,785	0.1
45,934	(1)	Perimeter Solutions SA	367,931	0.1
16,907		Quaker Chemical Corp.	2,441,033	0.6
5,400		Schnitzer Steel Industries, Inc.	153,684	0.0
12,500	(1)	Summit Materials, Inc.	299,500	0.1
18,500		Tronox Holdings PLC	226,625	0.1
80,679		Valvoline, Inc.	2,044,406	0.5
			15,485,214	3.6

		Real Estate: 5.7%
15,500		Agree Realty Corp.	1,047,490	0.3
18,100		Alexander & Baldwin, Inc.	300,098	0.1
2,800		American Assets Trust, Inc.	72,016	0.0
12,500	(1)	Anywhere Real Estate, Inc.	101,375	0.0
36,300		Apple Hospitality REIT, Inc.	510,378	0.1
15,500		Armada Hoffler Properties, Inc.	160,890	0.0
10,300		Broadstone Net Lease, Inc.	159,959	0.0
1,400		Centerspace	94,248	0.0
2,300		Community Healthcare Trust, Inc.	75,325	0.0
11,600		Corporate Office Properties Trust SBI MD	269,468	0.1
46,683		CubeSmart	1,870,121	0.4
186,529	(1)	Cushman & Wakefield PLC	2,135,757	0.5
6,900		DiamondRock Hospitality Co.	51,819	0.0
19,043		EastGroup Properties, Inc.	2,748,667	0.7
23,200		Equity Commonwealth	565,152	0.1
8,700		Essential Properties Realty Trust, Inc.	169,215	0.0
9,375		First Industrial Realty Trust, Inc.	420,094	0.1
3,800		Four Corners Property Trust, Inc.	91,922	0.0
8,100		Getty Realty Corp.	217,809	0.1
8,400		Gladstone Commercial Corp.	130,200	0.0
5,800		Global Medical REIT, Inc.	49,416	0.0
34,300		Healthcare Realty Trust, Inc.	715,155	0.2
1,600		Highwoods Properties, Inc.	43,136	0.0
16,200		Independence Realty Trust, Inc.	271,026	0.1
953	(1)	Jones Lang LaSalle, Inc.	143,970	0.0
31,933		Kennedy-Wilson Holdings, Inc.	493,684	0.1
39,528		Kite Realty Group Trust	680,672	0.2
51,126		National Retail Properties, Inc.	2,037,882	0.5
16,800		National Storage Affiliates Trust	698,544	0.2
122,422		Outfront Media, Inc.	1,859,590	0.4
19,600		Paramount Group, Inc.	122,108	0.0
9,900		Phillips Edison & Co., Inc.	277,695	0.1
21,900		Physicians Realty Trust	329,376	0.1
19,100		Piedmont Office Realty Trust, Inc.	201,696	0.1
3,600		Plymouth Industrial REIT, Inc.	60,516	0.0
13,200		PotlatchDeltic Corp.	541,728	0.1
25,200		Retail Opportunity Investments Corp.	346,752	0.1
5,900		RLJ Lodging Trust	59,708	0.0
2,100		RMR Group, Inc.	49,749	0.0
33,318		Ryman Hospitality Properties	2,451,872	0.6
7,700		Sabra Healthcare REIT, Inc.	101,024	0.0
49,100		SITE Centers Corp.	525,861	0.1
6,300		STAG Industrial, Inc.	179,109	0.1
6,900		Terreno Realty Corp.	365,631	0.1
4,300		UMH Properties, Inc.	69,445	0.0
32,000		Xenia Hotels & Resorts, Inc.	441,280	0.1
			24,308,628	5.7

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.5%
12,200		Brookfield Infrastructure Corp.	$496,540	0.1
4,000		Chesapeake Utilities Corp.	461,560	0.1
15,400		Clearway Energy, Inc.-Class A	448,140	0.1
41,700		Clearway Energy, Inc.-Class C	1,328,145	0.3
4,600		Idacorp, Inc.	455,446	0.1
4,200		New Jersey Resources Corp.	162,540	0.0
44,459		NorthWestern Corp.	2,190,939	0.5
6,900		ONE Gas, Inc.	485,691	0.1
76,632		Portland General Electric Co.	3,330,427	0.8
7,800		Southwest Gas Holdings, Inc.	544,050	0.1
5,100		Spire, Inc.	317,883	0.1
6,200		Unitil Corp.	287,990	0.1
39,800		Via Renewables, Inc.	275,018	0.1
4,944		Vistra Corp.	103,824	0.0
			10,888,193	2.5

		Total Common Stock
		(Cost $452,529,374)	418,732,352	98.0

RIGHTS: –%
		Health Care: –%
28,260	(1),(3),(4)	Aduro Biotech, Inc. - CVR	–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $452,529,374)	418,732,352	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Repurchase Agreements: 1.5%
1,494,109	(5)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,494,484, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,523,991, due 10/04/22-09/20/52)	$1,494,109	0.3
1,494,109	(5)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,494,487, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,523,993, due 12/15/22-11/15/30)	1,494,109	0.4
442,351	(5)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $442,459, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $451,198, due 09/30/23-09/30/29)	442,351	0.1
1,494,109	(5)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,494,484, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,523,991, due 09/01/28-09/01/52)	1,494,109	0.4
1,494,109	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,494,482, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,523,991, due 08/15/25-08/20/52)	1,494,109	0.3

		Total Repurchase Agreements
		(Cost $6,418,787)	6,418,787	1.5

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
8,595,503	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $8,595,503)	$8,595,503	2.0

	Total Short-Term Investments
	(Cost $15,014,290)	15,014,290	3.5

	Total Investments in Securities (Cost $467,543,664)	$433,746,642	101.5
	Liabilities in Excess of Other Assets	(6,263,393)	(1.5)
	Net Assets	$427,483,249	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$418,732,352	$–	$–	$418,732,352
Rights	–	–	–	–
Short-Term Investments	8,595,503	6,418,787	–	15,014,290
Total Investments, at fair value	$427,327,855	$6,418,787	$–	$433,746,642
Liabilities Table
Other Financial Instruments+
Futures	$(325,035)	$–	$–	$(325,035)
Total Liabilities	$(325,035)	$–	$–	$(325,035)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At September 30, 2022, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	34	12/16/22	$2,838,660	$(325,035)
			$2,838,660	$(325,035)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $473,144,401.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$37,262,277
Gross Unrealized Depreciation	(76,985,071)

Net Unrealized Depreciation	$(39,722,794)